SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Proceeds from notes payable - related parties					$ 513,200	$ 215,000
Maturity (Calender Year)		2026		2026			2026
Principal value, amortization	$ 0		$ 0		0	0
Unamortized discount and issuance costs, amortization					234,430		$ 6,566	$ 1,094,131
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal value, beginning				$ 440,217
Unamortized discount and issuance costs, beginning				(49,241)
Convertible notes carrying balance, beginning				390,976
Proceeds from notes payable - related parties		440,217		2,050,000
Unamortized discount and issuance costs, issuance		(53,717)		(60,000)
Convertible notes carrying balance, issuance		$ 386,500		$ 1,990,000
Weighted average interest rate, issuance	15.10%	18.00%		15.10%	15.10%
Principal value, amortization
Unamortized discount and issuance costs, amortization		4,476		26,776
Convertible notes carrying balance, amortization		4,476		$ 26,776
Weighted average interest rate, beginning				18.00%
Principal value, conversion to equity				$ (2,490,217)
Unamortized discount and issuance costs, conversion to equity				82,465
Convertible notes carrying balance, conversion to equity				$ (2,407,752)
Weighted average interest rate, conversion to equity	18.00%			18.00%	18.00%
Principal value, ending		440,217
Unamortized discount and issuance costs, ending		(49,241)
Convertible notes carrying balance, ending		$ 390,976